1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2025 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 7.47%, 05/01/33Δ	$4,799	$4,866

TOTAL ADJUSTABLE RATE MORTGAGE (COST $4,792)		$4,866

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Series 2005-29, Class WC, 4.75%, 04/25/35	3,321	3,293

WHOLE LOAN – 0.0%**

Bank of America Mortgage Securities, Inc.,

Series 2004-A, Class 2A1, 5.70%, 02/25/34Δ	19,702	19,365

IndyMac INDA Mortgage Loan Trust,

Series 2005-AR1, Class 2A1, 5.86%, 11/25/35Δ	13,767	14,403

TOTAL WHOLE LOAN		$33,768

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $36,612)		$37,061

CORPORATE BONDS – 36.4%

AEROSPACE & DEFENSE – 1.6%

Boeing Co. (The), Sr. Unsecured 2.75%, 02/01/26	2,000,000	1,957,720

3.20%, 03/01/29	150,000	138,809

5.81%, 05/01/50	3,000,000	2,839,155

L3Harris Technologies, Inc., Sr. Unsecured 2.90%, 12/15/29	835,000	759,362

5.35%, 06/01/34	2,900,000	2,894,509

Northrop Grumman Corp., Sr. Unsecured, 4.03%, 10/15/47	1,765,000	1,389,988

TOTAL AEROSPACE & DEFENSE		$9,979,543

AUTOMOTIVE – 1.3%

Ford Motor Credit Co. LLC, Sr. Unsecured 5.80%, 03/05/27	3,000,000	3,028,956

2.90%, 02/16/28	250,000	232,269

General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	979,897

General Motors Financial Co., Inc., Sr. Unsecured 1.25%, 01/08/26	1,000,000	969,550

1.50%, 06/10/26	3,000,000	2,869,492

TOTAL AUTOMOTIVE		$8,080,164

BEVERAGES – 0.9%

Anheuser-Busch Cos. LLC, Company Guaranteed, 4.90%, 02/01/46	1,042,000	940,853

Keurig Dr Pepper, Inc., Company Guaranteed, 5.10%, 03/15/27	4,200,000	4,237,966

Description	Par Value	Value

Keurig Dr. Pepper, Inc., Company Guaranteed, 3.20%, 05/01/30	$775,000	$709,891

TOTAL BEVERAGES		$5,888,710

BIOTECHNOLOGY – 0.2%

Amgen, Inc., Sr. Unsecured, 5.65%, 03/02/53	1,280,000	1,245,317

BUILDING PRODUCTS – 0.0%**

Carrier Global Corp., Sr. Unsecured, 2.49%, 02/15/27	56,000	53,670

Johnson Controls International PLC, Sr. Unsecured, 4.63%, 07/02/44	100,000	85,672

TOTAL BUILDING PRODUCTS		$139,342

CAPITAL MARKETS – 0.9%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	724,707

Goldman Sachs Group, Inc. (The), Sr. Unsecured

(3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	2,080,000	2,025,918

(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	943,655

Morgan Stanley, Sr. Unsecured, (SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	169,419

Morgan Stanley, Sr. Unsecured, MTN 3.13%, 07/27/26	340,000	332,832

(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	831,016

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	501,676

TOTAL CAPITAL MARKETS		$5,529,223

CHEMICALS – 0.2%

Sherwin-Williams Co. (The), Sr. Unsecured, 2.20%, 03/15/32	1,480,000	1,227,058

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Global Payments, Inc., Sr. Unsecured, 2.90%, 05/15/30	1,000,000	895,653

COMPUTERS – 0.0%**

Apple, Inc., Sr. Unsecured, 0.70%, 02/08/26	110,000	106,131

DIVERSIFIED FINANCIAL SERVICES – 9.9%

American Express Co., Sr. Unsecured, 3.13%, 05/20/26	150,000	147,386

Bank of America Corp., Sr. Unsecured, MTN

(SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	246,726

3.25%, 10/21/27	1,095,000	1,058,245

(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	155,805

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	992,633

January 31, 2025 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Bank of Montreal, Sr. Unsecured, (SOFR + 0.67%), 5.00%, 01/27/29Δ	$2,550,000	$2,561,590

Bank of Nova Scotia (The), Sr. Unsecured, GMTN, 5.40%, 06/04/27	4,675,000	4,750,431

Canadian Imperial Bank of Commerce, Sr. Unsecured, 5.24%, 06/28/27	2,120,000	2,144,015

Capital One Financial Corp., Subordinated, (SOFR + 2.04%), 6.18%, 01/30/36Δ	3,000,000	3,017,754

Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27#	2,894,000	2,813,593

Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,655,783

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	1,854,384

Comerica, Inc., Sr. Unsecured, (SOFR + 2.16%), 5.98%, 01/30/30Δ	2,515,000	2,546,624

Fifth Third Bancorp, Sr. Unsecured 2.55%, 05/05/27	780,000	742,895

3.95%, 03/14/28	3,000,000	2,913,847

(SOFR + 1.84%), 5.63%, 01/29/32Δ	1,250,000	1,270,859

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,105,122

Huntington National Bank (The), Sr. Unsecured, 5.65%, 01/10/30	2,300,000	2,350,158

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month Term SOFR + 1.26%), 5.79%, 05/15/47Δ	1,000,000	937,904

JPMorgan Chase & Co., Sr. Unsecured (SOFR + 0.92%), 2.60%, 02/24/26Δ	6,000,000	5,993,802

(3 Month Term SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	149,281

KeyBank NA, Sr. Unsecured, 5.85%, 11/15/27#	2,000,000	2,064,938

KeyCorp., Sr. Unsecured, MTN, (SOFR + 1.25%), 5.70%, 05/23/25Δ	1,980,000	1,980,629

PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,014,178

PNC Financial Services Group, Inc. (The), Sr. Unsecured

(SOFR + 1.32%), 5.81%, 06/12/26Δ	1,125,000	1,128,102

3.45%, 04/23/29	100,000	95,009

(SOFR + 1.90%), 5.68%, 01/22/35Δ	2,000,000	2,031,062

Toronto-Dominion Bank (The), Sr. Unsecured, 4.86%, 01/31/28#	1,510,000	1,508,809

Truist Bank, Subordinated, BKNT 3.63%, 09/16/25	250,000	248,461

3.80%, 10/30/26	1,000,000	983,165

2.25%, 03/11/30	1,850,000	1,595,758

Truist Financial Corp., Sr. Unsecured, MTN, (SOFR + 2.36%), 5.87%, 06/08/34Δ	1,500,000	1,532,967

Description	Par Value	Value

U.S. Bancorp, Sr. Unsecured, (SOFR + 2.09%), 5.85%, 10/21/33Δ	$4,400,000	$4,506,986

Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,163,487

Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month Term SOFR + 1.01%), 2.16%, 02/11/26Δ	140,000	139,626

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	814,225

TOTAL DIVERSIFIED FINANCIAL SERVICES		$61,216,239

ELECTRIC – 2.8%

Ameren Corp., Sr. Unsecured, 5.70%, 12/01/26	1,450,000	1,474,372

Dominion Energy, Inc., Series A, Sr. Unsecured, 1.45%, 04/15/26	1,950,000	1,876,424

DTE Energy Co., Sr. Unsecured, 4.95%, 07/01/27	2,000,000	2,010,470

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	894,831

Exelon Corp., Sr. Unsecured 5.15%, 03/15/29	2,015,000	2,030,789

4.70%, 04/15/50	2,000,000	1,693,314

FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 07/15/27	5,000,000	4,883,807

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	36,514

Southwestern Public Service Co., 1st Mortgage, 6.00%, 06/01/54	1,175,000	1,184,544

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	209,535

WEC Energy Group, Inc., Sr. Unsecured 1.38%, 10/15/27	750,000	687,454

1.80%, 10/15/30	394,000	331,848

TOTAL ELECTRIC		$17,313,902

FOOD & STAPLES RETAILING – 1.8%

Conagra Brands, Inc., Sr. Unsecured 1.38%, 11/01/27	200,000	182,455

5.40%, 11/01/48	665,000	603,026

General Mills, Inc., Sr. Unsecured, 4.88%, 01/30/30	5,000,000	4,985,580

Kroger Co. (The), Sr. Unsecured 3.95%, 01/15/50	1,000,000	749,460

5.50%, 09/15/54	1,500,000	1,403,655

McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	3,050,000	2,939,134

TOTAL FOOD & STAPLES RETAILING		$10,863,310

GAS – 0.2%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,099,195

HEALTHCARE-PRODUCTS – 0.3%

Solventum Corp., Company Guaranteed, 5.45%, 02/25/27	1,750,000	1,772,291

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

HEALTHCARE-SERVICES – 1.3%

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	$650,000	$538,420

Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	855,607

Cigna Group (The), Sr. Unsecured 5.69%, 03/15/26	2,740,000	2,742,316

2.38%, 03/15/31	250,000	213,634

CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	150,000	139,911

Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,603,367

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	675,475

UnitedHealth Group, Inc., Sr. Unsecured 2.95%, 10/15/27	1,350,000	1,295,891

3.95%, 10/15/42	290,000	233,936

TOTAL HEALTHCARE-SERVICES		$8,298,557

INSURANCE – 1.2%

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	365,493

Lincoln Financial Global Funding, Secured, 5.30%, 01/13/30Ω	3,000,000	3,016,245

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26#	1,380,000	1,355,691

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	206,751

W.R. Berkley Corp., Sr. Unsecured 4.75%, 08/01/44	1,715,000	1,513,060

4.00%, 05/12/50	1,425,000	1,076,979

TOTAL INSURANCE		$7,534,219

MEDIA – 0.7%

Charter Communications Operating LLC, Sr. Secured, 2.80%, 04/01/31	3,500,000	2,970,287

Discovery Communications LLC, Company Guaranteed 3.95%, 03/20/28	500,000	478,325

3.63%, 05/15/30	1,000,000	893,951

TOTAL MEDIA		$4,342,563

MISCELLANEOUS MANUFACTURING – 0.3%

Textron, Inc., Sr. Unsecured, 2.45%, 03/15/31	2,000,000	1,709,314

OIL & GAS – 1.5%

Diamondback Energy, Inc., Company Guaranteed, 5.40%, 04/18/34	1,245,000	1,225,096

Occidental Petroleum Corp., Sr. Unsecured, 5.00%, 08/01/27	2,500,000	2,506,415

Pioneer Natural Resources Co., Sr. Unsecured 1.13%, 01/15/26	1,000,000	970,121

1.90%, 08/15/30	1,940,000	1,659,933

2.15%, 01/15/31	1,000,000	855,122

Valero Energy Corp., Sr. Unsecured 2.15%, 09/15/27	1,800,000	1,688,001

Description	Par Value	Value

4.90%, 03/15/45	$563,000	$498,448

TOTAL OIL & GAS		$9,403,136

ONLINE RETAILER – 0.1%

Amazon.com, Inc., Sr. Unsecured 1.20%, 06/03/27	100,000	93,075

3.25%, 05/12/61	1,000,000	656,891

TOTAL ONLINE RETAILER		$749,966

PHARMACEUTICALS – 1.2%

AbbVie, Inc., Sr. Unsecured 2.95%, 11/21/26	1,875,000	1,828,860

4.25%, 11/14/28	1,235,000	1,218,589

4.40%, 11/06/42	460,000	400,965

4.88%, 11/14/48	1,000,000	902,170

4.25%, 11/21/49	1,000,000	818,402

AstraZeneca Finance LLC, Company Guaranteed, 1.75%, 05/28/28	500,000	455,778

AstraZeneca PLC, Sr. Unsecured, 0.70%, 04/08/26	100,000	95,750

Becton Dickinson & Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	84,052

Bristol-Myers Squibb Co., Sr. Unsecured, 3.40%, 07/26/29#	310,000	293,055

CVS Health Corp., Sr. Unsecured, 1.30%, 08/21/27	145,000	132,297

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	587,625

Zoetis, Inc., Sr. Unsecured 3.00%, 09/12/27	125,000	119,914

3.95%, 09/12/47	1,005,000	777,475

TOTAL PHARMACEUTICALS		$7,714,932

PIPELINES – 4.2%

Enbridge, Inc., Company Guaranteed, 5.63%, 04/05/34	5,000,000	5,016,195

Energy Transfer LP, Sr. Unsecured 4.00%, 10/01/27	3,000,000	2,940,115

4.95%, 06/15/28	3,000,000	3,006,129

3.75%, 05/15/30	715,000	669,134

5.30%, 04/15/47	1,250,000	1,106,416

Enterprise Products Operating LLC, Company Guaranteed 4.20%, 01/31/50	1,120,000	883,924

4.95%, 10/15/54	500,000	439,253

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	915,680

Kinder Morgan, Inc., Company Guaranteed 5.20%, 03/01/48	2,040,000	1,797,101

3.60%, 02/15/51	1,315,000	890,319

MPLX LP, Sr. Unsecured 4.70%, 04/15/48	1,000,000	816,802

4.95%, 03/14/52	1,000,000	840,330

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	998,153

ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	335,000	346,453

January 31, 2025 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Targa Resources Corp., Company Guaranteed, 6.13%, 03/15/33	$2,900,000	$2,990,405

Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,208,047

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,013,474

TOTAL PIPELINES		$25,877,930

REAL ESTATE INVESTMENT TRUSTS – 1.9%

American Tower Corp., Sr. Unsecured 3.13%, 01/15/27	1,000,000	969,099

4.05%, 03/15/32	1,000,000	929,308

3.10%, 06/15/50	1,500,000	962,196

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,381,186

Healthcare Realty Holdings LP, Company Guaranteed, 3.63%, 01/15/28	1,100,000	1,050,614

Healthpeak OP LLC, Company Guaranteed 3.25%, 07/15/26	110,000	107,824

2.88%, 01/15/31	2,350,000	2,080,565

Ventas Realty LP, Company Guaranteed 3.25%, 10/15/26	3,208,000	3,131,077

4.00%, 03/01/28	250,000	244,309

Welltower OP LLC, Company Guaranteed, 4.95%, 09/01/48	1,000,000	903,153

TOTAL REAL ESTATE INVESTMENT TRUSTS		$11,759,331

RETAIL – 0.2%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	191,122

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44	1,000,000	763,750

TOTAL RETAIL		$954,872

SEMICONDUCTORS – 0.5%

Broadcom, Inc., Sr. Unsecured, 4.35%, 02/15/30	3,000,000	2,920,898

SOFTWARE – 0.9%

Oracle Corp., Sr. Unsecured, 4.20%, 09/27/29	3,000,000	2,905,683

Roper Technologies, Inc., Sr. Unsecured, 2.00%, 06/30/30	1,345,000	1,153,549

Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,352,109

TOTAL SOFTWARE		$5,411,341

TELECOMMUNICATIONS – 0.7%

AT&T, Inc., Sr. Unsecured 4.50%, 05/15/35	845,000	781,908

3.55%, 09/15/55	1,423,000	959,957

T-Mobile USA, Inc., Company Guaranteed, 5.75%, 01/15/34	1,275,000	1,313,495

Verizon Communications, Inc., Sr. Unsecured 2.10%, 03/22/28	50,000	46,135

2.36%, 03/15/32	305,000	253,720

Description	Par Value	Value

3.40%, 03/22/41	$1,515,000	$1,154,574

TOTAL TELECOMMUNICATIONS		$4,509,789

TRANSPORTATION – 0.8%

FedEx Corp., Company Guaranteed, 2.40%, 05/15/31	2,500,000	2,133,831

Ryder System, Inc., Sr. Unsecured, MTN, 2.85%, 03/01/27	2,645,000	2,544,473

Union Pacific Corp., Sr. Unsecured, 4.30%, 03/01/49	675,000	557,715

TOTAL TRANSPORTATION		$5,236,019

TRUCKING & LEASING – 0.7%

GATX Corp., Sr. Unsecured 3.25%, 09/15/26	1,570,000	1,531,221

3.85%, 03/30/27	1,500,000	1,470,713

4.00%, 06/30/30	1,000,000	949,116

5.20%, 03/15/44	640,000	584,789

TOTAL TRUCKING & LEASING		$4,535,839

TOTAL CORPORATE BONDS (COST $238,084,821)		$226,314,784

GOVERNMENT AGENCIES – 1.3%

FEDERAL HOME LOAN BANK (FHLB) – 1.1%

3.25%, 11/16/28#	6,960,000	6,723,892

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

6.25%, 05/15/29#	750,000	806,349

7.25%, 05/15/30#	400,000	454,078

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,260,427

TOTAL GOVERNMENT AGENCIES (COST $8,651,362)		$7,984,319

MORTGAGE-BACKED SECURITIES – 26.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 9.8%

Pool C00478, 8.50%, 09/01/26	1,518	1,552

Pool E09010, 2.50%, 09/01/27	88,344	86,050

Pool G18497, 3.00%, 01/01/29	15,598	14,939

Pool C01272, 6.00%, 12/01/31	4,823	4,926

Pool A13990, 4.50%, 10/01/33	3,902	3,679

Pool G01625, 5.00%, 11/01/33	15,064	15,028

Pool A18401, 6.00%, 02/01/34	6,088	6,296

Pool QN1900, 3.00%, 04/01/35	498,220	471,037

Pool G08097, 6.50%, 11/01/35	8,761	9,163

Pool G02296, 5.00%, 06/01/36	40,363	40,169

Pool G02390, 6.00%, 09/01/36	4,043	4,286

Pool G05317, 5.00%, 04/01/37	163,617	162,937

Pool G08193, 6.00%, 04/01/37	7,148	7,254

Pool G03703, 5.50%, 12/01/37	4,735	4,842

Pool G04776, 5.50%, 07/01/38	16,229	16,358

Pool G05500, 5.00%, 05/01/39	144,519	143,303

Pool A93415, 4.00%, 08/01/40	221,773	209,417

Pool A93505, 4.50%, 08/01/40	267,522	257,364

Pool A93996, 4.50%, 09/01/40	200,080	192,483

Pool G06222, 4.00%, 01/01/41	326,055	309,390

Pool A97047, 4.50%, 02/01/41	200,546	195,568

Pool G06956, 4.50%, 08/01/41	205,166	200,070

Pool C03750, 3.50%, 02/01/42	91,509	82,902

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool C03849, 3.50%, 04/01/42	$49,587	$45,473

Pool Q08305, 3.50%, 05/01/42	364,201	333,298

Pool C04305, 3.00%, 11/01/42	971,660	889,956

Pool C09020, 3.50%, 11/01/42	709,483	642,739

Pool G07266, 4.00%, 12/01/42	592,184	558,183

Pool C04444, 3.00%, 01/01/43	31,573	27,889

Pool C09029, 3.00%, 03/01/43	133,904	117,322

Pool G08534, 3.00%, 06/01/43	164,981	145,265

Pool Q19476, 3.50%, 06/01/43	265,628	243,161

Pool C09044, 3.50%, 07/01/43	318,755	291,791

Pool G07889, 3.50%, 08/01/43	286,518	259,549

Pool G07624, 4.00%, 12/01/43	295,064	282,152

Pool G60038, 3.50%, 01/01/44	1,527,859	1,384,010

Pool G07680, 4.00%, 04/01/44	508,028	475,103

Pool G07943, 4.50%, 08/01/44	26,647	25,750

Pool G08607, 4.50%, 09/01/44	177,486	170,561

Pool Q33547, 3.50%, 05/01/45	247,770	220,752

Pool Q36970, 4.00%, 10/01/45	115,513	108,168

Pool G60384, 4.50%, 12/01/45	18,011	17,359

Pool Q39644, 3.50%, 03/01/46	738,631	666,352

Pool Q39438, 4.00%, 03/01/46	739,224	692,395

Pool G08705, 3.00%, 05/01/46	68,013	59,314

Pool G08708, 4.50%, 05/01/46	118,936	113,498

Pool ZS4671, 3.00%, 08/01/46	440,220	382,539

Pool Q44452, 3.00%, 11/01/46	639,081	557,337

Pool ZS4693, 3.00%, 12/01/46	1,226,279	1,060,532

Pool SD8037, 2.50%, 01/01/50	2,460,343	2,026,182

Pool RA2341, 2.50%, 04/01/50	2,121,104	1,754,932

Pool SD8104, 1.50%, 11/01/50	2,220,442	1,636,832

Pool RA4349, 2.50%, 01/01/51	1,082,705	893,627

Pool SD8141, 2.50%, 04/01/51	1,024,845	839,150

Pool SD8190, 3.00%, 01/01/52	1,923,886	1,641,707

Pool QE2363, 3.50%, 05/01/52	1,095,267	969,949

Pool SD3139, 3.50%, 07/01/52	936,256	829,148

Pool RA7777, 4.50%, 08/01/52	2,964,315	2,792,456

Pool SD8254, 3.00%, 10/01/52	3,433,980	2,917,494

Pool SD2066, 4.00%, 12/01/52	587,631	538,151

Pool SD3238, 5.50%, 12/01/52	1,828,824	1,818,543

Pool SD2617, 5.00%, 03/01/53	5,590,373	5,408,087

Pool RA8714, 4.50%, 04/01/53	6,960,383	6,567,942

Pool RA8647, 4.50%, 05/01/53	2,190,026	2,067,021

Pool SD3786, 5.00%, 05/01/53	1,205,572	1,166,232

Pool RA9431, 5.50%, 07/01/53	3,169,260	3,156,249

Pool SD3745, 6.00%, 09/01/53	3,360,715	3,403,360

Pool SD5763, 5.50%, 07/01/54	2,136,131	2,122,132

Pool RJ2210, 6.00%, 08/01/54	6,149,026	6,211,661

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$60,970,316

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 16.6%

Pool AE2520, 3.00%, 01/01/26	25,909	25,644

Pool 329794, 7.00%, 02/01/26	526	529

Pool 256639, 5.00%, 02/01/27	4,319	4,360

Pool 256752, 6.00%, 06/01/27	4,880	4,903

Pool 257007, 6.00%, 12/01/27	5,261	5,290

Pool AB8997, 2.50%, 04/01/28	26,663	25,892

Pool AS4480, 2.50%, 02/01/30	185,526	178,149

Pool AS7462, 2.50%, 06/01/31	99,065	93,884

Description	Par Value	Value

Pool 254007, 6.50%, 10/01/31	$2,457	$2,552

Pool 254240, 7.00%, 03/01/32	8,324	8,386

Pool 638023, 6.50%, 04/01/32	22,280	22,962

Pool 642345, 6.50%, 05/01/32	16,159	16,659

Pool 651292, 6.50%, 07/01/32	33,628	34,513

Pool 686398, 6.00%, 03/01/33	38,649	39,405

Pool BP6496, 2.00%, 07/01/35	631,420	567,120

Pool MA4095, 2.00%, 08/01/35	801,735	720,071

Pool 745412, 5.50%, 12/01/35	11,877	12,123

Pool 888789, 5.00%, 07/01/36	66,729	66,395

Pool 256515, 6.50%, 12/01/36	4,791	5,022

Pool AE0217, 4.50%, 08/01/40	32,518	31,927

Pool AB1796, 3.50%, 11/01/40	198,865	180,908

Pool AH5583, 4.50%, 02/01/41	84,737	81,533

Pool 890551, 4.50%, 08/01/41	21,126	20,323

Pool AL0658, 4.50%, 08/01/41	122,766	118,098

Pool AL1319, 4.50%, 10/01/41	149,394	145,116

Pool AL6302, 4.50%, 10/01/41	221,008	212,658

Pool AX5302, 4.00%, 01/01/42	371,535	349,363

Pool AK4523, 4.00%, 03/01/42	423,622	401,532

Pool AL2034, 4.50%, 04/01/42	53,475	52,023

Pool AB7936, 3.00%, 02/01/43	605,526	523,085

Pool AL3761, 4.50%, 02/01/43	63,178	61,769

Pool MA1458, 3.00%, 06/01/43	132,129	115,165

Pool AT7899, 3.50%, 07/01/43	875,681	799,278

Pool AS0302, 3.00%, 08/01/43	1,429,702	1,246,094

Pool AU4279, 3.00%, 09/01/43	291,165	253,772

Pool AL5537, 4.50%, 04/01/44	97,656	94,610

Pool AS3155, 4.00%, 08/01/44	14,617	13,746

Pool AX0833, 3.50%, 09/01/44	249,638	227,537

Pool AL6325, 3.00%, 10/01/44	914,571	797,109

Pool AS5136, 4.00%, 06/01/45	84,987	79,247

Pool AZ7362, 4.00%, 11/01/45	242,010	226,635

Pool AZ9565, 3.50%, 12/01/45	325,883	295,529

Pool BC0326, 3.50%, 12/01/45	292,707	264,655

Pool BC0245, 3.00%, 02/01/46	181,075	157,352

Pool BC0830, 3.00%, 04/01/46	275,614	239,496

Pool AS7568, 4.50%, 07/01/46	37,449	35,981

Pool BC4764, 3.00%, 10/01/46	376,884	326,591

Pool MA2771, 3.00%, 10/01/46	112,117	97,425

Pool AS8276, 3.00%, 11/01/46	383,877	333,560

Pool BC9003, 3.00%, 11/01/46	392,529	341,079

Pool BE1899, 3.00%, 11/01/46	1,522,013	1,322,546

Pool BE3767, 3.50%, 07/01/47	344,674	309,334

Pool BH2618, 3.50%, 08/01/47	101,874	91,648

Pool MA3088, 4.00%, 08/01/47	295,166	275,109

Pool BH4010, 4.50%, 09/01/47	282,814	271,316

Pool BH9215, 3.50%, 01/01/48	491,174	440,587

Pool BJ0650, 3.50%, 03/01/48	2,068,438	1,849,850

Pool BJ0639, 4.00%, 03/01/48	116,302	107,738

Pool BJ9169, 4.00%, 05/01/48	540,861	501,052

Pool BK4764, 4.00%, 08/01/48	503,861	468,518

Pool BN1628, 4.50%, 11/01/48	242,102	230,748

Pool BM5334, 3.50%, 01/01/49	463,175	417,999

Pool MA3871, 3.00%, 12/01/49	1,253,343	1,080,821

Pool CA5306, 3.00%, 03/01/50	1,072,808	923,869

Pool CA5353, 3.50%, 03/01/50	922,594	819,350

January 31, 2025 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool MA4100, 2.00%, 08/01/50	$1,187,635	$932,311

Pool FM3989, 2.50%, 08/01/50	766,997	630,486

Pool CA6983, 2.00%, 09/01/50	2,087,039	1,647,630

Pool CA7106, 2.00%, 09/01/50	1,357,505	1,071,693

Pool MA4119, 2.00%, 09/01/50	890,716	698,072

Pool BQ2999, 2.50%, 10/01/50	1,756,329	1,443,815

Pool CA7383, 3.00%, 10/01/50	1,174,963	1,008,878

Pool CA7734, 2.50%, 11/01/50	1,198,473	983,940

Pool FM5297, 3.00%, 11/01/50	1,580,382	1,367,063

Pool MA4208, 2.00%, 12/01/50	919,793	720,052

Pool CA8021, 2.50%, 12/01/50	3,591,772	2,970,758

Pool FM5166, 3.00%, 12/01/50	812,542	699,700

Pool BQ4495, 2.00%, 02/01/51	5,055,238	3,958,088

Pool CA8929, 2.00%, 02/01/51	2,331,723	1,822,158

Pool FM6426, 2.00%, 03/01/51	2,013,110	1,598,755

Pool CB0199, 3.00%, 04/01/51	634,857	540,258

Pool BR7857, 2.50%, 05/01/51	3,114,823	2,550,740

Pool FM7188, 2.50%, 05/01/51	2,199,822	1,828,209

Pool CB0727, 2.50%, 06/01/51	5,524,889	4,548,458

Pool FM8440, 2.50%, 08/01/51	1,250,551	1,029,126

Pool FM9949, 2.00%, 12/01/51	801,835	633,227

Pool FM9871, 2.50%, 12/01/51	5,664,036	4,662,900

Pool BU1416, 3.00%, 01/01/52	1,962,966	1,674,561

Pool FS6380, 2.50%, 02/01/52	3,546,793	2,889,596

Pool FS0982, 3.00%, 03/01/52	1,659,453	1,426,582

Pool FS1571, 2.00%, 04/01/52	3,527,349	2,748,343

Pool CB3334, 3.50%, 04/01/52	5,134,025	4,573,441

Pool BV7245, 4.00%, 05/01/52	5,908,980	5,414,328

Pool MA4644, 4.00%, 05/01/52	1,171,167	1,074,690

Pool CB4818, 4.00%, 10/01/52	1,009,232	925,964

Pool CB4800, 4.50%, 10/01/52	5,955,415	5,627,091

Pool FS5676, 5.00%, 12/01/52	6,324,240	6,137,581

Pool FS6931, 5.50%, 01/01/53	2,923,199	2,892,231

Pool FS5113, 5.50%, 07/01/53	628,280	621,048

Pool MA5108, 6.00%, 08/01/53	2,728,620	2,768,311

Pool CB8709, 6.00%, 06/01/54	3,078,783	3,106,909

Pool FS9945, 6.50%, 09/01/54	3,003,358	3,087,135

Pool FS9801, 5.50%, 11/01/54	1,572,357	1,556,193

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$102,937,861

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 2077, 7.00%, 09/20/25	205	205

Pool 780825, 6.50%, 07/15/28	9,661	9,863

Pool 2616, 7.00%, 07/20/28	5,339	5,464

Pool 2701, 6.50%, 01/20/29	11,835	12,129

Pool 426727, 7.00%, 02/15/29	1,585	1,596

Pool 503405, 6.50%, 04/15/29	5,424	5,500

Pool 781231, 7.00%, 12/15/30	6,415	6,554

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$41,311

TOTAL MORTGAGE-BACKED SECURITIES (COST $183,525,277)		$163,949,488

U.S. TREASURY OBLIGATIONS – 36.1%

U.S. TREASURY BONDS – 9.8%

6.38%, 08/15/27	450,000	472,063

5.25%, 02/15/29#	12,500,000	12,950,273

Description	Par Value	Value

6.25%, 05/15/30	$500,000	$543,199

5.38%, 02/15/31	600,000	629,425

2.00%, 11/15/41	985,000	664,593

2.38%, 02/15/42	2,000,000	1,429,469

3.00%, 05/15/42	500,000	393,166

3.63%, 08/15/43	881,000	748,278

3.75%, 11/15/43	365,000	314,864

3.63%, 02/15/44	2,106,000	1,781,352

3.13%, 08/15/44	6,637,000	5,168,940

3.00%, 11/15/44	2,000,000	1,522,923

4.63%, 11/15/44	2,000,000	1,941,745

2.50%, 02/15/45	2,135,000	1,484,923

3.00%, 05/15/45	2,000,000	1,515,428

2.88%, 08/15/45	300,000	221,970

3.00%, 11/15/45	765,000	576,784

2.50%, 02/15/46	280,000	192,162

3.00%, 02/15/47	1,098,000	816,557

3.00%, 05/15/47	1,695,000	1,257,092

2.75%, 11/15/47	2,235,000	1,573,393

1.25%, 05/15/50	3,300,000	1,565,756

1.38%, 08/15/50	3,000,000	1,463,746

1.63%, 11/15/50	2,500,000	1,304,988

2.00%, 08/15/51	13,255,000	7,578,039

3.63%, 05/15/53	3,035,000	2,468,567

4.13%, 08/15/53	3,000,000	2,672,214

4.63%, 05/15/54	3,000,000	2,910,458

4.50%, 11/15/54	5,000,000	4,761,698

TOTAL U.S. TREASURY BONDS		$60,924,065

U.S. TREASURY NOTES – 26.3%

1.63%, 05/15/26	5,470,000	5,294,068

4.50%, 07/15/26	3,000,000	3,012,346

2.00%, 11/15/26	4,180,000	4,022,463

2.25%, 02/15/27	5,030,000	4,839,491

1.13%, 02/28/27	250,000	234,867

0.50%, 06/30/27	450,000	412,080

3.13%, 08/31/27	15,000,000	14,598,653

2.25%, 11/15/27	300,000	284,475

4.00%, 12/15/27	500,000	496,942

2.75%, 02/15/28	6,750,000	6,464,167

4.00%, 02/29/28	10,000,000	9,929,721

1.25%, 06/30/28	500,000	452,583

2.88%, 08/15/28	5,000,000	4,771,201

4.38%, 08/31/28	5,500,000	5,515,625

1.38%, 10/31/28	8,000,000	7,200,198

4.88%, 10/31/28	3,000,000	3,059,647

3.13%, 11/15/28	350,000	335,738

2.38%, 05/15/29	6,900,000	6,379,840

4.25%, 06/30/29	7,000,000	6,978,750

1.63%, 08/15/29	5,000,000	4,455,898

3.13%, 08/31/29	4,000,000	3,799,734

1.50%, 02/15/30	5,000,000	4,362,340

3.50%, 04/30/30	3,500,000	3,360,476

0.63%, 05/15/30	550,000	453,819

4.13%, 08/31/30	5,000,000	4,935,885

1.13%, 02/15/31	4,000,000	3,317,348

1.63%, 05/15/31	5,000,000	4,239,681

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

4.63%, 05/31/31	$10,000,000	$10,107,624

1.38%, 11/15/31	1,880,000	1,544,194

1.88%, 02/15/32	6,000,000	5,072,691

2.75%, 08/15/32	7,000,000	6,236,506

4.13%, 11/15/32	4,000,000	3,911,893

3.38%, 05/15/33	7,000,000	6,456,456

3.88%, 08/15/34	5,000,000	4,744,122

4.25%, 11/15/34	12,000,000	11,721,551

TOTAL U.S. TREASURY NOTES		$163,003,073

TOTAL U.S. TREASURY OBLIGATIONS (COST $245,520,057)		$223,927,138

	Number of Shares

MONEY MARKET FUND – 0.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%^	1,119,275	1,119,275

TOTAL MONEY MARKET FUND (COST $1,119,275)		$1,119,275

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.1%

REPURCHASE AGREEMENTS – 4.1%

Bank of America Securities, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $4,680,584, collateralized by U.S. Government Agency Securities, 2.27% to 7.50%, maturing 1/01/29 to 11/20/74; total market value of $4,772,466.	$4,678,888	$4,678,888

Bank of Montreal, 4.34%, dated 1/31/25, due 2/03/25, repurchase price $4,680,580, collateralized by U.S. Government Agency Securities, 1.71% to 7.32%, maturing 1/01/26 to 2/01/52; total market value of $4,772,466.	4,678,888	4,678,888

Citigroup Global Markets Ltd., 4.34%, dated 1/31/25, due 2/03/25, repurchase price $4,680,580, collateralized by U.S. Government Agency Securities, 5.00% to 6.00%, maturing 8/01/52 to 1/01/55; total market value of $4,772,466.	4,678,888	4,678,888

Daiwa Capital Markets America, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $1,897,539, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.50%, maturing 2/13/25 to 2/01/55; total market value of $1,934,788.	1,896,851	1,896,851

Nomura Securities International, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $4,680,584, collateralized by U.S. Government Agency Securities, 2.00% to 7.14%, maturing 12/01/29 to 1/20/55; total market value of $4,774,269.	4,678,888	4,678,888

RBC Dominion Securities, Inc., 4.34%, dated 1/31/25, due 2/03/25, repurchase price $4,680,580, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 2/13/25 to 11/15/54; total market value of $4,772,466.	4,678,888	4,678,888

TOTAL REPURCHASE AGREEMENTS (COST $25,291,291)		$25,291,291

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $25,291,291)		$25,291,291

TOTAL INVESTMENTS – 104.5% (COST $702,233,487)		$648,628,222

COLLATERAL FOR SECURITIES ON LOAN – (4.1%)		(25,291,291)

OTHER ASSETS LESS LIABILITIES – (0.4)%		(2,379,093)

TOTAL NET ASSETS – 100.0%		$620,957,838

January 31, 2025 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$4,866	$—	$4,866

Collateralized Mortgage Obligations	—	37,061	—	37,061

Corporate Bonds	—	226,314,784	—	226,314,784

Government Agencies	—	7,984,319	—	7,984,319

Mortgage-Backed Securities	—	163,949,488	—	163,949,488

U.S. Treasury Obligations	—	223,927,138	—	223,927,138

Money Market Fund	1,119,275	—	—	1,119,275

Repurchase Agreements	—	25,291,291	—	25,291,291

Total	$1,119,275	$647,508,947	$—	$648,628,222

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security, or a portion thereof, is on loan.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2025, these liquid restricted securities amounted to $4,328,118, representing 0.70% of total net assets.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR	Secured Overnight Financing Rate

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2025 (unaudited)